(ABN-AMRO ASSET MANAGEMENT FUNDS LOGO)

                                 ABN AMRO FUNDS

                           ABN AMRO REAL ESTATE FUND

                                 CLASS N SHARES

                         SUPPLEMENT DATED JULY 15, 2005
                     TO THE PROSPECTUS DATED MARCH 1, 2005

THIS PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

      The following information supplements the information about the portfolio management team of ABN AMRO REAL ESTATE FUND found on page 32:

Effective July 7, 2005, NANCY HOLLAND is the sole portfolio manager of the ABN AMRO REAL ESTATE FUND.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

         FOR MORE INFORMATION, PLEASE CALL ABN AMRO FUNDS: 800 992-8151
                 OR VISIT OUR WEB SITE AT WWW.ABNAMROFUNDS.COM

                                                                 ABN N supp r705

(ABN-AMRO ASSET MANAGEMENT FUNDS LOGO)

                                 ABN AMRO FUNDS

                      ABN AMRO INVESTOR MONEY MARKET FUND

                                 CLASS N SHARES

           SUPPLEMENT DATED APRIL 14, 2005, AS REVISED JULY 15, 2005
                     TO THE PROSPECTUS DATED MARCH 1, 2005

THIS PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

      The following information replaces the information about the portfolio manager of ABN AMRO INVESTOR MONEY MARKET FUND found on page 34:

WILLIAM ANDERSON, CFA, has been portfolio manager for ABN AMRO INVESTOR MONEY MARKET FUND since April 2005 and has been with the adviser, ABN AMRO Asset Management Inc., since June 2004. Prior to that, Mr. Anderson served as Vice President of Global Short Term Investments at Aon Advisors, where he managed and directed assets in fiduciary fund investments. Prior to that, he was Director of Investment Research at Aon Capital Investments. Mr. Anderson earned his BA from Dartmouth College and his Master of Management in Finance, Accounting and Strategy from Northwestern University.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

         FOR MORE INFORMATION, PLEASE CALL ABN AMRO FUNDS: 800 992-8151
                 OR VISIT OUR WEB SITE AT WWW.ABNAMROFUNDS.COM

                                                                  ABN N supp 705